Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	INTANGIBLE ASSETS

As at December 31, 2020 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,034	581	59	512
Other	7	5	—	2
	1,041	586	59	514

As at December 31, 2019 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	912	512	56	456
Other	5	5	—	—
	917	517	56	456
Financing charges capitalized to intangible assets under development were $3 million in 2020 (2019 - $3 million). The estimated annual amortization expense for intangible assets is as follows: 2021 - $73 million; 2022 - $70 million; 2023 - $60 million; 2024 - $49 million; and 2025 - $48 million.